Note 4 - Accounts Receivable	12 Months Ended
Dec. 31, 2013
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE

	December 31,
	2012	2013
Accounts receivable-margin clients	$15,054,331	$6,111,916
Less: Allowance for doubtful accounts	-	(135,275)

Accounts receivable- margin clients, net	$15,054,331	$5,976,641

Accounts receivable-others	5,012,320	15,427,520
Less: Allowance for doubtful accounts	(41,893)	(102,236)

Accounts receivable-others, net	$4,970,427	$15,325,284

Accounts receivable- margin clients represent the receivables derived in the Hong Kong brokerage service in iSTAR Securities, which is pledged by the customer's purchased securities.

Accounts receivable-others represent the receivables derived in precious metals trading business and other ordinary business without any collateral or other security from its customers.